Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 837	$ 1,314	$ 2,016
Charged to Expense	548	(129)	(134)
Deduction from Reserves	(92)	(348)	(568)
Balance at End of Year	1,293	837	1,314
Warranty reserve
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,679	4,546	3,908
Charged to Expense	4,185	3,821	4,850
Deduction from Reserves	(4,386)	(3,688)	(4,212)
Balance at End of Year	4,478	4,679	4,546
Deferred tax asset valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	21,797	42,562	42,641
Charged to Expense	(1,607)	(4,602)	(79)
Charged to Other Accounts		(16,163)
Balance at End of Year	$ 20,190	$ 21,797	$ 42,562